UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-490
                                                      -------

                          Oppenheimer Equity Fund, Inc.
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                             Shares         Value
                                                           ---------   --------------
COMMON STOCKS--97.5%
CONSUMER DISCRETIONARY--7.3%
HOTELS, RESTAURANTS & LEISURE--1.1%
Burger King Holdings, Inc.                                   277,300   $    6,810,488
Las Vegas Sands Corp.(1)                                     477,500       17,242,525
                                                                       --------------
                                                                           24,053,013
                                                                       --------------
MEDIA--5.1%
Cablevision Systems Corp. New York Group, Cl. A              189,100        4,757,756
Cinemark Holdings, Inc.                                      883,205       12,011,588
Focus Media Holding Ltd., ADR(1)                             579,500       16,521,545
Liberty Global, Inc., Series A(1)                            200,900        6,087,270
Liberty Global, Inc., Series C(1)                          1,106,397       31,078,692
McGraw-Hill Cos., Inc. (The)                                 237,900        7,520,019
News Corp., Inc., Cl. A                                    1,789,340       21,454,187
Time Warner Cable, Inc., Cl. A(1)                            513,660       12,430,572
                                                                       --------------
                                                                          111,861,629
                                                                       --------------
SPECIALTY RETAIL--0.2%
Abercrombie & Fitch Co., Cl. A                               136,500        5,384,925
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Coach, Inc.(1)                                               199,100        4,985,464
Polo Ralph Lauren Corp., Cl. A                               223,000       14,860,720
                                                                       --------------
                                                                           19,846,184
                                                                       --------------
CONSUMER STAPLES--5.4%
BEVERAGES--1.9%
Coca-Cola Co. (The)                                          607,278       32,112,861
PepsiCo, Inc.                                                142,300       10,141,721
                                                                       --------------
                                                                           42,254,582
                                                                       --------------
FOOD & STAPLES RETAILING--0.8%
Costco Wholesale Corp.                                       176,050       11,430,927
Wal-Mart Stores, Inc.                                        116,900        7,001,141
                                                                       --------------
                                                                           18,432,068
                                                                       --------------
FOOD PRODUCTS--1.8%
Cadbury plc                                                1,415,932       14,235,343
Nestle SA                                                    569,115       24,615,397
                                                                       --------------
                                                                           38,850,740
                                                                       --------------
TOBACCO--0.9%
Philip Morris International, Inc.                            404,856       19,473,574
ENERGY--10.6%
ENERGY EQUIPMENT & SERVICES--2.1%
Schlumberger Ltd.                                            305,050       23,821,355
Smith International, Inc.                                    132,460        7,767,454
Transocean, Inc.                                              56,700        6,227,928
Weatherford International Ltd.(1)                            327,200        8,225,808
                                                                       --------------
                                                                           46,042,545
                                                                       --------------
OIL, GAS & CONSUMABLE FUELS--8.5%
Devon Energy Corp.                                           671,656       61,255,027
EOG Resources, Inc.                                          353,300       31,606,218


                       1 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS September 30, (2008) / Unaudited

                                                             Shares         Value
                                                           ---------   --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Hess Corp.                                                   454,800   $   37,329,984
Occidental Petroleum Corp.                                   304,300       21,437,935
Range Resources Corp.                                        338,750       14,522,213
XTO Energy, Inc.                                             472,075       21,960,929
                                                                       --------------
                                                                          188,112,306
                                                                       --------------
FINANCIALS--19.3%
CAPITAL MARKETS--10.2%
Credit Suisse Group AG                                       268,036       12,761,569
Credit Suisse Group AG, ADR                                1,065,942       51,463,680
Fortress Investment Group LLC, Cl. A                         446,714        4,690,497
Goldman Sachs Group, Inc. (The)                              415,401       53,171,328
Julius Baer Holding AG                                     1,050,314       51,638,718
Morgan Stanley                                             1,627,259       37,426,957
Northern Trust Corp.                                          21,500        1,552,300
Och-Ziff Capital Management Group, Cl. A                     349,810        4,089,279
T. Rowe Price Group, Inc.                                    128,100        6,880,251
                                                                       --------------
                                                                          223,674,579
                                                                       --------------
COMMERCIAL BANKS--0.4%
National City Corp.                                        4,288,900        7,505,575
CONSUMER FINANCE--0.6%
SLM Corp.(1)                                               1,135,400       14,010,836
DIVERSIFIED FINANCIAL SERVICES--5.1%
Citigroup, Inc.                                            1,867,107       38,294,365
CME Group, Inc.                                               22,600        8,396,126
IntercontinentalExchange, Inc.(1)                            156,000       12,586,080
JPMorgan Chase & Co.                                         984,600       45,980,820
MSCI, Inc., Cl. A(1)                                         301,610        7,238,640
                                                                       --------------
                                                                          112,496,031
                                                                       --------------
INSURANCE--2.7%
Everest Re Group Ltd.                                        442,474       38,287,275
National Financial Partners Corp.                            725,620       10,884,300
Prudential Financial, Inc.                                   152,600       10,987,200
                                                                       --------------
                                                                           60,158,775
                                                                       --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Jones Lang LaSalle, Inc.                                     165,600        7,200,288
HEALTH CARE--14.5%
BIOTECHNOLOGY--1.8%
BM&F BOVESPA SA                                            1,098,000        4,835,378
Celgene Corp.(1)                                             259,289       16,407,808
Gilead Sciences, Inc.(1)                                     395,110       18,009,114
                                                                       --------------
                                                                           39,252,300
                                                                       --------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
Bard (C.R.), Inc.                                            111,800       10,606,466
Baxter International, Inc.                                   302,600       19,859,638
Dentsply International, Inc.                                 182,400        6,847,296
Medtronic, Inc.                                              138,700        6,948,870


                        2 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                             Shares         Value
                                                           ---------   --------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Stryker Corp.                                                103,400   $    6,441,820
                                                                       --------------
                                                                           50,704,090
                                                                       --------------
HEALTH CARE PROVIDERS & SERVICES--3.2%
Aetna, Inc.                                                  629,813       22,742,547
Express Scripts, Inc.(1)                                     316,100       23,334,502
Schein (Henry), Inc.(1)                                      200,100       10,773,384
WellPoint, Inc.(1)                                           262,941       12,297,751
                                                                       --------------
                                                                           69,148,184
                                                                       --------------
LIFE SCIENCES TOOLS & SERVICES--1.5%
Covance, Inc.(1)                                             105,500        9,327,255
Illumina, Inc.(1)                                            110,000        4,458,300
Thermo Fisher Scientific, Inc.(1)                            358,100       19,695,500
                                                                       --------------
                                                                           33,481,055
                                                                       --------------
PHARMACEUTICALS--5.7%
Abbott Laboratories                                          963,984       55,506,199
Allergan, Inc.                                               223,000       11,484,500
Roche Holding AG                                             100,573       15,678,016
Schering-Plough Corp.                                      1,776,277       32,807,836
Shire Ltd.                                                   653,418       10,263,384
                                                                       --------------
                                                                          125,739,935
                                                                       --------------
INDUSTRIALS--7.3%
AEROSPACE & DEFENSE--2.6%
General Dynamics Corp.                                       152,200       11,204,964
Lockheed Martin Corp.                                        213,000       23,359,710
Precision Castparts Corp.                                     76,200        6,003,036
United Technologies Corp.                                    288,000       17,297,280
                                                                       --------------
                                                                           57,864,990
                                                                       --------------
ELECTRICAL EQUIPMENT--0.8%
ABB Ltd.                                                     860,710       16,512,453
INDUSTRIAL CONGLOMERATES--2.2%
McDermott International, Inc.(1)                             381,600        9,749,880
Siemens AG, Sponsored ADR                                    405,575       38,079,437
                                                                       --------------
                                                                           47,829,317
                                                                       --------------
MACHINERY--1.2%
Joy Global, Inc.                                             231,360       10,443,590
Navistar International Corp.(1)                              294,150       15,937,047
                                                                       --------------
                                                                           26,380,637
                                                                       --------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
Aircastle Ltd.                                             1,175,530       11,649,502
INFORMATION TECHNOLOGY--20.9%
COMMUNICATIONS EQUIPMENT--6.9%
Cisco Systems, Inc.(1)                                     1,307,253       29,491,628
Corning, Inc.                                                451,300        7,058,332
F5 Networks, Inc.(1)                                         389,200        9,099,496
QUALCOMM, Inc.                                             1,951,490       83,855,525


                       3 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                             Shares         Value
                                                           ---------   --------------
COMMUNICATIONS EQUIPMENT CONTINUED
Research in Motion Ltd.(1)                                   338,200   $   23,099,060
                                                                       --------------
                                                                          152,604,041
                                                                       --------------
COMPUTERS & PERIPHERALS--1.9%
Apple, Inc.(1)                                               283,800       32,256,708
NetApp, Inc.(1)                                              544,560        9,927,329
                                                                       --------------
                                                                           42,184,037
                                                                       --------------
INTERNET SOFTWARE & SERVICES--2.3%
eBay, Inc.(1)                                                526,400       11,780,832
Google, Inc., Cl. A(1)                                        96,800       38,770,336
                                                                       --------------
                                                                           50,551,168
                                                                       --------------
IT SERVICES--2.5%
Affiliated Computer Services, Inc., Cl. A(1)                 224,620       11,372,511
Cognizant Technology Solutions Corp.(1)                      519,800       11,867,034
MasterCard, Inc., Cl. A                                       94,200       16,704,486
Visa, Inc., Cl. A                                            226,960       13,933,074
                                                                       --------------
                                                                           53,877,105
                                                                       --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.6%
Broadcom Corp., Cl. A(1)                                     600,584       11,188,880
Lam Research Corp.(1)                                      1,407,244       44,314,114
Microchip Technology, Inc.                                   344,100       10,126,863
NVIDIA Corp.(1)                                              687,600        7,364,196
Texas Instruments, Inc.                                      160,800        3,457,200
Varian Semiconductor Equipment Associates, Inc.(1)           969,155       24,345,174
                                                                       --------------
                                                                          100,796,427
                                                                       --------------
SOFTWARE--2.7%
Adobe Systems, Inc.(1)                                       476,054       18,789,851
Autodesk, Inc.(1)                                            466,889       15,664,126
Microsoft Corp.                                              284,100        7,582,629
Oracle Corp.(1)                                              445,900        9,056,229
Salesforce.com, Inc.(1)                                      174,800        8,460,320
                                                                       --------------
                                                                           59,553,155
                                                                       --------------
MATERIALS--6.9%
CHEMICALS--6.9%
Eastman Chemical Co.                                         639,320       35,200,959
Lubrizol Corp. (The)                                         965,420       41,648,219
Monsanto Co.                                                 415,295       41,105,899
Potash Corp. of Saskatchewan, Inc.                            94,600       12,488,146
Praxair, Inc.                                                290,500       20,840,470
                                                                       --------------
                                                                          151,283,693
                                                                       --------------
TELECOMMUNICATION SERVICES--2.3%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
AT&T, Inc.                                                   383,493       10,707,125
WIRELESS TELECOMMUNICATION SERVICES--1.8%
America Movil SAB de CV, ADR, Series L                       247,750       11,485,690
Crown Castle International Corp.(1)                          524,400       15,191,868


                       4 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                             Shares         Value
                                                           ---------   --------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
NII Holdings, Inc.(1)                                        348,500   $   13,215,120
                                                                       --------------
                                                                           39,892,678
                                                                       --------------
UTILITIES--3.0%
ELECTRIC UTILITIES--3.0%
Exelon Corp.                                                 399,920       25,042,990
FirstEnergy Corp.                                            439,668       29,453,359
PPL Corp.                                                    293,390       10,861,294
                                                                       --------------
                                                                           65,357,643
                                                                       --------------
Total Common Stocks (Cost $2,250,718,731)                               2,144,727,185
                                                                       --------------
PREFERRED STOCKS--1.8%
Petroleo Brasileiro SA, Sponsored ADR (Cost $37,103,936)   1,030,008       38,542,899
Total Investments, at Value (Cost $2,287,822,667)               99.3%   2,183,270,084
Other Assets Net of Liabilities                                  0.7       16,383,538
                                                           ---------   --------------
Net Assets                                                     100.0%  $2,199,653,622
                                                           =========   ==============

Footnote to Statement of Investments

(1.) Non-income producing security.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and issuer having the same investment advisor. There were no affiliate securities held by the Fund as of September 30, 2008. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES                                   SHARES
                                                      DECEMBER        GROSS        GROSS      SEPTEMBER
                                                      31, 2007     ADDITIONS     REDUCTIONS    30, 2008
                                                     ----------   -----------   -----------   ---------
Oppenheimer Institutional Money Market Fund, Cl. E   57,317,158   602,592,432   659,909,590       --

                                                       INCOME
                                                     ----------
Oppenheimer Institutional Money Market Fund, Cl. E   $1,376,668

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                                INVESTMENTS IN    OTHER FINANCIAL
VALUATION DESCRIPTION                             SECURITIES        INSTRUMENTS*
---------------------                          ----------------   ---------------
Level 1--Quoted Prices                          $2,062,063,931          $--
Level 2--Other Significant Observable Inputs       121,206,153           --
Level 3--Significant Unobservable Inputs                    --           --
                                                --------------          ---
   Total                                        $2,183,270,084          $--
                                                ==============          ===


                       5 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities'


                       6 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                       7 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Federal tax cost of securities   $2,335,426,687
                                 ==============
Gross unrealized appreciation    $  199,995,863
Gross unrealized depreciation      (352,152,466)
                                 --------------
Net unrealized depreciation      $ (152,156,603)
                                 ==============


                       8 | Oppenheimer Equity Fund, Inc.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/11/2008